Cash flow information (Tables)	6 Months Ended
Dec. 31, 2023
Cash flow information
Summary of reconciliation of loss for year to cash generated from operations

					For the six
					months ended
		For the year ended June 30,			December 31,
		2021	2022	2023	2023
	Note	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit for the year/period		(1,429,447)	639,743	1,781,829	1,256,077
Adjustments for:
Interest on lease liabilities	9	26,817	32,991	34,396	25,112
Depreciation and amortization	7	265,019	389,871	391,167	285,241
Interest on loans and borrowings	9	1,545	405	226	90
Interest income	9	(40,433)	(66,344)	(145,225)	(123,969)
Investment income from other investments	8	(66,837)	(63,801)	(42,921)	(14,281)
Net change in fair value of other investments	8	(2,968)	(5,709)	3,692	(14,270)
Losses on disposal of property, plant and equipment and intangible assets	8	2,317	5,614	5,350	1,632
Impairment loss on non-current assets		2,941	13,485	3,448	4,547
Unrealized foreign exchange (gain)/loss		(46,378)	6,806	(45,522)	(25,410)
Effect of lease contract cancellation		(2,630)	(25,015)	3,681	(4,821)
Fair value changes of redeemable shares with other preferential rights		1,625,287	—	—	—
Share of loss/(profit) of equity-accounted investees, net of tax		4,011	8,162	—	(268)
Equity-settled share-based payment expenses	7	281,319	82,835	62,882	46,432
Income tax	10(a)	213,255	267,070	551,785	396,665

Changes in working capital:
Inventories		(93,197)	307,966	(250,851)	(471,722)
Trade and other receivables		(80,087)	(190,145)	(185,768)	(316,534)
Contract liabilities		34,353	86,314	(73,539)	25,341
Trade and other payables		386,703	180,122	(34,055)	363,327
Restricted cash		3,376	(28,696)	5,303	19,103
Deferred income		26,065	(5,282)	19,074	(3,985)

Cash generated from operations		1,111,031	1,636,392	2,084,952	1,448,307

Summary of reconciliation of liabilities arising from financing activities

		Redeemable
	Loans and	shares with other	Interest	Lease
	borrowings	preferential rights	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
				Note 24
At July 1, 2020	416,389	2,381,327	610	602,974	3,401,300

Additions through business combination	21,979	—	—	38,713	60,692

Changes from financing cash flows:
Proceeds from loans and borrowings	313	—	—	—	313
Repayment of loans and borrowings	(416,588)	—	—	—	(416,588)
Interest of loans and borrowings paid	—	—	(1,488)	—	(1,488)
Payment of capital element and interest element of lease liabilities	—	—	—	(215,762)	(215,762)

Total changes from financing cash flows	(416,275)	—	(1,488)	(215,762)	(633,525)

Exchange adjustments	(1,499)	(42,771)	—	(22,607)	(66,877)

Other changes:
Fair value changes of redeemable shares with other preferential rights	—	1,625,287	—	—	1,625,287
Decrease in redeemable shares with other preferential rights	—	(3,963,843)	—	—	(3,963,843)
Increase in lease liabilities from entering into new leases during the year	—	—	—	403,955	403,955
Decrease in lease liabilities from derecognition	—	—	—	(29,678)	(29,678)
Increase in interest expenses	—	—	1,545	26,817	28,362

Total other changes	—	(2,338,556)	1,545	401,094	(1,935,917)

At June 30, 2021	20,594	—	667	804,412	825,673

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24

At July 1, 2021	20,594	667	804,412	825,673

Changes from financing cash flows:
Repayment of loans and borrowings	(5,295)	—	—	(5,295)
Interest of loans and borrowings paid	—	(1,000)	—	(1,000)
Payment of capital element and interest element of lease liabilities	—	—	(317,017)	(317,017)

Total changes from financing cash flows	(5,295)	(1,000)	(317,017)	(323,312)

Exchange adjustments	197	(29)	2,260	2,428

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	338,131	338,131
Decrease in lease liabilities from derecognition	—	—	(209,712)	(209,712)
Increase in interest expenses	—	405	32,991	33,396
Forgiveness of loans and borrowings	(8,548)	—	—	(8,548)

Total other changes	(8,548)	405	161,410	153,267

At June 30, 2022	6,948	43	651,065	658,056

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24
At July 1, 2022	6,948	43	651,065	658,056

Additions through business combination (Note 28(a))	—	—	15,313	15,313
Changes from financing cash flows:
Repayment of loans and borrowings	(206)	—	—	(206)
Payment of capital element and interest element of lease liabilities	—	—	(346,008)	(346,008)

Total changes from financing cash flows	(206)	—	(346,008)	(346,214)

Exchange adjustments	576	—	25,267	25,843

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	718,985	718,985
Decrease in lease liabilities from derecognition	—	—	(213,284)	(213,284)
Increase in interest expenses	—	226	34,396	34,622
Forgiveness of loans and borrowings	(103)	—	—	(103)

Total other changes	(103)	226	540,097	540,220

At June 30, 2023	7,215	269	885,734	893,218

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24

At July 1, 2023	7,215	269	885,734	893,218

Changes from financing cash flows:
Repayment of loans and borrowings	—	—	—	—
Payment of capital element and interest element of lease liabilities	—	—	(236,519)	(236,519)

Total changes from financing cash flows	—	—	(236,519)	(236,519)

Exchange adjustments	44	—	(21,071)	(21,027)

Other changes:
Increase in lease liabilities from entering into new leases during the period	—	—	622,916	622,916
Decrease in lease liabilities from derecognition	—	—	(30,867)	(30,867)
Increase in interest expenses	—	90	25,112	25,202

Total other changes	—	90	617,161	617,251

At December 31, 2023	7,259	359	1,245,305	1,252,923

Summary of total cash out flow for leases

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Within operating cash flows	(31,502)	(33,032)	(71,185)	(38,531)
Within financing cash flows	(215,762)	(317,017)	(346,008)	(236,519)
	(247,264)	(350,049)	(417,193)	(275,050)